INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

8. INVENTORIES

As of December 31, 2024 and 2023, inventories consist of:

	December 31, 2024	December 31, 2023
Raw materials	$-	$3,379
Finished goods	6,385,905	1,336,771
Inventories, gross	$6,385,905	$1,340,150
Allowance for slow-moving or obsolete inventories	(68,732)	(89,583)
Inventories, net	$6,317,173	$1,250,567

For the year ended December 31, 2024, there was a reversal of impairments for obsolete inventories in the amount of approximately $14,000. For the year ended December 31, 2023, there was a reversal of impairments for obsolete inventories in the amount of approximately $53,000. For the year ended December 31, 2022, impairments expense for obsolete inventories were approximately $64,000. Impairment charges on inventories are included with administrative expenses.